ACQUISITIONS AND FORECLOSURES (The Redford – Houston, Texas) (Details) (The Redford - Houston, Texas [Member], USD $)	0 Months Ended
Mar. 27, 2012
The Redford - Houston, Texas [Member]
Business Acquisition [Line Items]
Contract purchase price	$ 11,400,000
Payment of acquisition fees	195,000
Acquisition fee, percentage	2.00%
Rental property:
Land	4,073,000
Buildings	4,750,000
Site Improvements	401,000
Furniture, fixtures & equipment	262,000
Tenant improvements	84,000
Rental property	9,570,000
Acquired intangibles − in-place leases	1,558,000
Leasing commissions	209,000
Legal & marketing costs	63,000
Fair value assigned	$ 11,400,000